INVENTORIES - Composition of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Abstract]
Raw materials	$ 52,157	$ 36,396
Work in process	30,017	20,207
Finished goods	88,307	71,630
Parts and supplies	20,194	18,571
Current inventories	$ 190,675	$ 146,804